Commitment and contingent liabilities - Other commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other commitments narrative [abstract]
Outstanding non-cancellable contracts with future commitment	€ 11,640	€ 6,383	€ 7,638
Committed expenditures in property, plant and equipment	0	€ 0	€ 672
Estimated financial effect of contingent liabilities	€ 2,700